Document and Entity Information	0 Months Ended
Nov. 20, 2014
Document and Entity Information
Document Type	497
Document Period End Date	Oct. 31, 2014
Registrant Name	DELAWARE POOLED TRUST
Central Index Key	0000875352
Amendment Flag	false
Document Creation Date	Nov. 20, 2014
Document Effective Date	Nov. 20, 2014
Prospectus Date	Feb. 28, 2014